Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Other current financial assets	$ 3,581	$ 2,774
Other non current financial assets	41,380	40,537
Marketable securities [member]
Disclosure of financial assets [line items]
Other current financial assets	3,581	2,444
Copper put option contracts [member]
Disclosure of financial assets [line items]
Other current financial assets		330
Investment in subscription receipts [member]
Disclosure of financial assets [line items]
Other non current financial assets	2,400	2,400
Reclamation deposits [member]
Disclosure of financial assets [line items]
Other non current financial assets	31,480	30,637
Restricted cash [member]
Disclosure of financial assets [line items]
Other non current financial assets	$ 7,500	$ 7,500